FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Advances to related parties and other assets
Disclosure of financial assets [line items]
Advances to related parties and other assets (Note 27)		$ 43
Derivative financial instruments | Financial liabilities carried at fair value
Disclosure of financial liabilities [line items]
Carrying Value	$ 9		$ 6
Derivative financial instruments | Financial liabilities carried at fair value | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0		0
Derivative financial instruments | Financial liabilities carried at fair value | Level 2
Disclosure of financial liabilities [line items]
Fair Value	9		6
Derivative financial instruments | Financial liabilities carried at fair value | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0		0
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	10,152		7,537
Loans and borrowings | Financial liabilities carried at amortized cost | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0		0
Loans and borrowings | Financial liabilities carried at amortized cost | Level 2
Disclosure of financial liabilities [line items]
Fair Value	10,729		7,588
Loans and borrowings | Financial liabilities carried at amortized cost | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0		0
Financial assets at fair value through profit or loss, category
Disclosure of financial assets [line items]
Carrying Value	48		112
Financial assets at fair value through profit or loss, category | Level 1
Disclosure of financial assets [line items]
Fair Value	0		0
Financial assets at fair value through profit or loss, category | Level 2
Disclosure of financial assets [line items]
Fair Value	48		54
Financial assets at fair value through profit or loss, category | Level 3
Disclosure of financial assets [line items]
Fair Value	0		58
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Carrying Value	48		54
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0		0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	48		54
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	0		0
Financial assets at fair value through profit or loss, category | Advances to related parties and other assets
Disclosure of financial assets [line items]
Carrying Value	0		58
Financial assets at fair value through profit or loss, category | Advances to related parties and other assets | Level 1
Disclosure of financial assets [line items]
Fair Value	0		0
Financial assets at fair value through profit or loss, category | Advances to related parties and other assets | Level 2
Disclosure of financial assets [line items]
Fair Value	0		0
Financial assets at fair value through profit or loss, category | Advances to related parties and other assets | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 0		$ 58